GOODWILL (Tables)	12 Months Ended
Jun. 30, 2022
Summary Of Changes In Goodwill
SUMMARY OF CHANGES IN GOODWILL

The following table shows the movements in goodwill:

	2022	2021
	$	$
Gross carrying amount:
Balance at beginning of period	-	-
Acquired through business combination (Note 17)	4,506,653	-
Balance at end of period	4,506,653	-

Accumulated impairment:
Balance at beginning of period	-	-
Impairment loss recognised	-	-
Balance at end of period	-	-
Carrying amount at the end of the period	4,506,653	-

SUMMARY OF ESTIMATES USED IN GOODWILL IMPAIRMENT ASSESSMENT

The estimates below were used in the goodwill impairment assessment:

Revenue growth (FY2024 to FY2025)	15%
Revenue growth (FY2026 to FY2027)	5%
Gross margin	51.2%
Post-tax discount rate	15%
Growth rate beyond FY2027	2.5%